Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]

Net restructuring expense by division

in € m.	2019	2018	2017
Corporate Bank	137	31	20
Investment Bank	169	200	40
Private Bank	126	49	358
Asset Management	29	19	6
Capital Release Unit	143	62	21
Corporate & Other	40	(1)	1
Total Net Restructuring Charges	644	360	447

Net Restructuring by Type [text block table]

Net restructuring by type

in € m.	2019	2018	2017
Restructuring - Staff related	641	367	430
thereof:
Termination Benefits	476	248	402
Retention Acceleration	156	113	26
Social Security	9	6	2
Restructuring - Non Staff related	2	(6)	17
Total Net Restructuring Charges	644	360	447

Organizational Changes [text block table]

Organizational changes

Full-time equivalent staff	2019	2018	2017
Corporate Bank	137	222	332
Investment Bank	626	670	233
Private Bank	440	717	946
Asset Management	136	92	47
Capital Release Unit	514	243	162
Infrastructure	394	1,056	325
Total full-time equivalent staff	2,247	3,000	2,045